Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Net loss carry forwards	$ 216,296	$ 224,058
Intangible assets	3,693	3,854
Property, plant and equipment	15,376	20,292
Warranty liability	1,661	2,017
Foreign tax credits	6,481	6,481
Inventory	2,149	3,271
Research and development	4,698	5,074
Tax realignment due to Italian tax law changes	6,585	7,291
Financing and share issuance cost	373	767
Restricted interest and financing expense	3,805	2,206
Other	2,936	4,820
Total gross deferred income tax assets	264,053	280,131
Valuation allowance	(254,358)	(268,577)
Total deferred income tax assets	9,695	11,554
Deferred income tax liabilities:
Intangible assets	(430)	(430)
Property, plant and equipment	(541)	(306)
Other	(3,058)	(2,741)
Total deferred income tax liabilities	(4,029)	(3,477)
Total net deferred income tax assets	$ 5,666	$ 8,077